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                                                 ------------------------------
APPENDIX 1          UNITED STATES                            OMB APPROVAL
         SECURITIES AND EXCHANGE COMMISSION      ------------------------------
               Washington, D.C. 20549            OMB Number: 3235-0456
                                                 Expires:    August 31, 2000
                                                 Estimated average burden hours
                                                 per response . . . . . . . .1
                                                 ------------------------------
                    FORM 24F-2
         Annual Notice of Securities Sold
              Pursuant to Rule 24f-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.       Name and address of issuer:
                  Franklin Life Variable Annuity Fund
                  #1 Franklin Square, Springfield, IL  62713


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2.       The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):    / /

          Units of interest in Franklin Life Variable Annuity Fund issued under variable annuity contracts.

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3.       Investment Company Act File Number:  811-1990

         Securities Act File Number:  2-36394

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4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 1999

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4(b).   / /    Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).   / /    Check box if this is the last time the issuer will be filing this
               Form.



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SEC 2393(9-97)


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5. Calculation of registration fee:

   (i)     Aggregate sale price of securities sold
           during the fiscal year pursuant to section                  $  266,760
           24(f):                                                      ----------


   (ii)    Aggregate price of securities redeemed or                   $2,305,526
           repurchased during the fiscal year:                         ---------


   (iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
           registration fees payable to the Commission:                $     0
                                                                       ------


   (iv)    Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                                    $2,305,526
                                                                       ----------
   (v)     Net sales - if Item 5(i) is greater than Item 5                      $   0
           (iv) [subtract Item 5(iv) from Item 5(i)]:                            ----

   --------------------------------------------------------------------------------
   (vi)    Redemption credits available for use in                    $(2,038,766)
           future years -- if Item 5(i) is less than Item 5(iv)        -----------
           [subtract Item 5(iv) from 5(i)]:
   --------------------------------------------------------------------------------

   (vii)   Multiplier for determining registration fee
           (See Instruction C.9):                                            x.000264
                                                                             --------
   (viii)  Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):                        =$      0
                                                                             ---------

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6.         Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                                                                             ---


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
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7.       Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                             +$     0
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8.       Total of the amount of the registration fee due plus any interest due [line
         5(viii) plus line 7]:


                                                                             =$     0
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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

                  Method of Delivery:

                           / /  Wire Transfer
                           / /  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Elizabeth E. Arthur
                              -------------------------------
                                  Elizabeth E. Arthur
                                  Assistant Secretary
                                  The Franklin Life Insurance Company

Date:   March 23, 2000

     *Please print the name and title of the signing officer below the signature.